INTANGIBLE ASSETS	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
INTANGIBLE ASSETS
INTANGIBLE ASSETS

NOTE 6 – INTANGIBLE ASSETS

Intangible assets as of September 30, 2023 and December 31, 2022 consisted of the following:

	September 30, 2023	December 31, 2022

Mining Permit Package	$68,739	$68,739
MC Mining	149,150	149,150
Carnegie ORR	117,623	117,623
Energy Technologies Inc	52,700	52,700
Coking Coal Financing LLC	8,978	53,978
RMC Environmental Services LLC	225,000	225,000
Texas Tech University	0	100,000
Pollinate	1,954	1,954
Less: Accumulated Amortization	(85,078)	(28,658)
Total Intangible Assets	$539,066	$740,487

Amortization expense - Intangible Assets totaled $56,420 and $28,658 for the nine month period ended September 30, 2023 and December 31, 2022, respectively.

As of September 30, 2023, future amortization expense are as follows:
2024	75,227
2025	75,227
2026	75,227
2027	71,477
2028 and thereafter	230,976
528,134

Land Betterment Exchange (LBX)

The Company is the holder of 250,000 LBX Tokens.  The Company purchased the LBX Tokens for the consideration of $2,000,000 of Round A Convertible Debt and 76,924 Warrant “A-2” issued to an affiliated party.  The token issuance process is undertaken by a related party, Land Betterment Corporation, and is predicated on proactive environmental stewardship and regulatory bond releases.  As of June 30, 2022, there is no market for the LBX Token and therefore the purchase price of $8 per token has been assigned for fair value. The consideration issued for the 250,000 tokens was in the form of a $2,000,000 convertible note.  Due to the lack of market or independent market level transactions, the value assigned to the LBX Token of $0 as of September 30, 2023. The intangible will be treated as an indefinite lived asset.

Mining Permit Package

On January 3, 2022, the Company entered into an agreement with a Kentucky licensed engineer to create three coal mining permits for the total payment of $75,000, payable in equal weekly installments over the course of 36 weeks. The permits will be held in the name of American Resources Corporation, or its subsidiaries, and the Company will receive an overriding royalty in the amount of the greater of $0.10 per ton or 0.20% of the gross sales price of the coal sold from the permit. The intangible will be amortized over its initial 10 year contract period.

MC Mining

On April 1, 2022, the Company purchased the rights to receive rental income from property located in Pike County, Kentucky.  The rental income is $2,500 per month and the consideration paid by the Company to the seller was a total of $149,150.44, which represents $60,000 in cash to be paid to the seller in the form of 80% of the monthly rental income until the cash consideration is paid in full, plus the issuance of $89,150.44 worth of shares of the Company that will be valued at the same per common share value at the consummation of a transaction that results in the Company becoming publicly traded. The intangible will be amortized over its initial 30 year contract period.

Carnegie ORR

On May 20, 2022, the Company entered into an agreement to fund the development of a series of coal mines located in Pike County, Kentucky in exchange for a promissory note to repay the Company its capital invested, plus interest, and then an ongoing overriding royalty from coal sold from the mines.  $117,623.17 has been funded by the Company under this contract thus far.  The operator of the property is a related entity and is described more in Note 12. The intangible will be amortized over its initial 15 year anticipated mine life.

Energy Technologies Inc

On September 30, 2022, the Company entered into an agreement to purchase, for the consideration of $52,700, a partial interest in a density gauge analyzer that is manufactured by Energy Technologies, Inc. and will be repaid to the Company on a per ton of coal basis from coal sold by using the density gauge analyzer.  The operator of the technology is a related entity and is described more in Note 12. The intangible will be amortized over the 5 year useful life period of the underlying equipment.

Coking Coal Financing LLC

On April 15, 2022, the Company entered into a membership interests purchase agreement with ENCECo, Inc., the sole owner and member of Coking Coal Leasing LLC (“CCL”), whereby the Company issued 236,974 shares to ENCECo, Inc. for the purchase of purchase of CCL.  As part of this transaction, the Company, through CCL, purchased a contract to manage the electrical power account for a coal mining complex located in Perry County, Kentucky.  The fee for managing this contract payable to the Company is $5,000 per month. The intangible will be treated as an indefinite lived asset.

RMC Environmental Services LLC

On August 17, 2022, the Company formed RMC Environmental Services LLC as a wholly owned subsidiary of the Company for the purpose of purchasing certain rights to operate a clean fill landfill located in Hamilton County, Indiana that pays RMC Environmental Services for each load of clean fill material that is disposed on, or removed from, the landfill.  The consideration paid by the Company was $225,000 for the rights to operate this business. The intangible will be amortized over its initial 5 year contract period.

Pollinate

On July 15, 2022, the Company entered into a Honey Royalty Agreement whereby the Company will purchase apiaries for the use of Land Betterment Corporation and the Company will be paid $1.00 per pound of salable honey sold or used by Land Betterment from the purchased apiaries.  The operator of Pollinate is a related entity and is described more in Note 12. The intangible will be treated as an indefinite lived asset.

NOTE 7 – INTANGIBLE ASSETS

Intangible assets as of December 31, 2022 and 2021 consisted of the following:

	December 31,
	2022	2021

Mining Permit Package	$68,739	$0
MC Mining	149,150	0
Carnegie ORR	117,623	0
Energy Technologies Inc	52,700	0
Coking Coal Financing LLC	53,978	0
RMC Environmental Services LLC	225,000	0
Texas Tech University	100,000	0
Pollinate	1,954	0
Total Intangible Assets	$769,145	$0

Amortization Expense - Intangible Assets totaled $28,658 and $0 for the years ended December 31, and 2022, respectively. The estimated aggregate amortization on intangible assets for the calendar year 2023 is $75,227.

Land Betterment Exchange (LBX)

The Company is the holder of 250,000 LBX Tokens. The Company purchased the LBX Tokens for the consideration of $2,000,000 of Round A Convertible Debt and 76,924 Warrant “A-2” issued to an affiliated party. The token issuance process is undertaken by a related party, Land Betterment Corporation, and is predicated on proactive environmental stewardship and regulatory bond releases. As of June 30, 2022, there is no market for the LBX Token and therefore the purchase price of $8 per token has been assigned for fair value. The consideration issued for the 250,000 tokens was in the form of a $2,000,000 convertible note. Due to the lack of market or independent market level transactions, the value assigned to the LBX Token of $0 as of December 31, 2022. The impairment loss was recorded in the statement of operations as an operating expense. The intangible will be treated as an indefinite lived asset.

Mining Permit Package

On January 3, 2022, the Company entered into an agreement with a Kentucky licensed engineer to create three coal mining permits for the total payment of $75,000, payable in equal weekly installments over the course of 36 weeks. The permits will be held in the name of American Resources Corporation, or its subsidiaries, and the Company will receive an overriding royalty in the amount of the greater of $0.10 per ton or 0.20% of the gross sales price of the coal sold from the permit. The intangible will be amortized over its initial 10 year contract period.

MC Mining

On April 1, 2022, the Company purchased the rights to receive rental income from property located in Pike County, Kentucky. The rental income is $2,500 per month and the consideration paid by the Company to the seller was a total of $149,150.44, which represents $60,000 in cash to be paid to the seller in the form of 80% of the monthly rental income until the cash consideration is paid in full, plus the issuance of $89,150.44 worth of shares of the Company that will be valued at the same per common share value at the consummation of a transaction that results in the Company becoming publicly traded. The intangible will be amortized over its initial 30 year contract period.

Carnegie ORR

On May 20, 2022, the Company entered into an agreement to fund the development of a series of coal mines located in Pike County, Kentucky in exchange for a promissory note to repay the Company its capital invested, plus interest, and then an ongoing overriding royalty from coal sold from the mines. $117,623.17 has been funded by the Company under this contract thus far. The operator of the property is a related entity and is described more in Note 11. The intangible will be amortized over the anticipated 15 year mining plan.

Energy Technologies Inc

On September 30, 2022, the Company entered into an agreement to purchase, for the consideration of $52,700, a partial interest in a density gauge analyzer that is manufactured by Energy Technologies, Inc. and will be repaid to the Company on a per ton of coal basis from coal sold by using the density gauge analyzer. The operator of the technology is a related entity and is described more in Note 11. The intangible will be amortized over the 5 year useful life period of the underlying equipment.

Coking Coal Financing LLC

On April 15, 2022, the Company entered into a membership interests purchase agreement with ENCECo, Inc., the sole owner and member of Coking Coal Leasing LLC (“CCL”), whereby the Company issued 236,974 shares to ENCECo, Inc. for the purchase of purchase of CCL. As part of this transaction, the Company, through CCL, purchased a contract to manage the electrical power account for a coal mining complex located in Perry County, Kentucky. The fee for managing this contract payable to the Company is $5,000 per month. The intangible will be treated as an indefinite lived asset.

RMC Environmental Services LLC

On August 17, 2022, the Company formed RMC Environmental Services LLC as a wholly owned subsidiary of the Company for the purpose of purchasing certain rights to operate a clean fill landfill located in Hamilton County, Indiana that pays RMC Environmental Services for each load of clean fill material that is disposed on, or removed from, the landfill. The consideration paid by the Company was $225,000 for the rights to operate this business. The intangible will be amortized over its initial 5 year contract period.

Texas Tech University

On July 31, 2022, the Company purchased payments that are owed to Texas Tech University from a third party for sponsored research services performed by Texas Tech University and agreed to assume responsibility for those payments. The payments that were due to Texas Tech University amounted to $184,662.72 and the Company has since paid $100,000 of that amount so far. A note payable between the Company and the third party was created to reflect the assumption by the Company of these payments and the note pays interest and an ongoing royalty from the sales of product created from the sponsored research agreement with Texas Tech University. The operator of the technology is a related entity and is described more in Note 11. The intangible will be treated as an indefinite lived asset.

Pollinate

On July 15, 2022, the Company entered into a Honey Royalty Agreement whereby the Company will purchase apiaries for the use of Land Betterment Corporation and the Company will be paid $5.00 per pound of salable honey sold or used by Land Betterment from the purchased apiaries. The operator of Pollinate is a related entity and is described more in Note 11. The intangible will be treated as an indefinite lived asset.